SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS

NOTE 8:	SUBSEQUENT EVENTS

The Plan has evaluated events subsequent to December 31, 2025 and through June 16, 2026, the date the financial statements were issued and determined that there were no events that require adjustments to these financial statements.